Business combination - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Jul. 29, 2021	Sep. 30, 2020	Dec. 31, 2022	Jan. 31, 2022	Dec. 31, 2021	Jul. 21, 2021	Dec. 31, 2020	Sep. 09, 2020
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock (in dollars per share)	$ 10.00
Sale of stock, consideration received on transaction	$ 493,900
Common stock outstanding (in shares)					166,207,190		115,745,455
Share price						$ 10.00
Payments of stock issuance costs	59,400
Repayments of debt	$ 433,000
Common Stock Shares Issued					166,207,190		115,745,455
Legacy Cyxtera Member [Member]
Schedule Of Reverse Recapitalization [Line Items]
Common Stock Shares Issued					7.5
Subsequent Event
Schedule Of Reverse Recapitalization [Line Items]
Share price				$ 10.00
Common Stock Shares Issued				12,359,162
SIS
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	106,100,000
SIS and Institutional Buyers
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, consideration received on transaction	$ 250,000
Forward Purchasers
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, consideration received on transaction	$ 100,000
Common Class A
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	10,105,863
Common stock outstanding (in shares)	165,978,740				166,207,190
Share price					$ 10.00
Common Stock Shares Issued					166,207,190
Common Class A | Subsequent Event
Schedule Of Reverse Recapitalization [Line Items]
Share price				$ 0.0001
Common Class A | Starboard Value Acquisition Company | Affiliated Entity
Schedule Of Reverse Recapitalization [Line Items]
Stock repurchase program, authorized amount	$ 75,000
Number of shares authorized to purchase (in shares)	7,500,000
Share price	$ 10.00
Common Class A | Starboard Value Acquisition Corp Shareholders
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		40,423,453
Number of shares redeemed (in shares)		26,176,891
Sale of stock (in dollars per share)		$ 10.00
Sale of stock, consideration received on transaction		$ 261,800
Amount held in trust		$ 142,500
Common stock outstanding (in shares)		14,246,562
Amount from operating accounts	$ 1,400
Common Class A | SIS | Starboard Value Acquisition Company | Affiliated Entity
Schedule Of Reverse Recapitalization [Line Items]
Stock repurchase program, authorized amount	$ 3,750
Common Class A | Institutional Buyers and Accredited Investors
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	25,000,000
Common Class A | Forward Purchasers
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	10,526,315
Sale of Stock, Optional Share Purchase Agreement, Maximum Purchase Amount	$ 75,000
Common Class A | Forward Purchasers | Starboard Value Acquisition Company | Affiliated Entity
Schedule Of Reverse Recapitalization [Line Items]
Stock repurchase program, authorized amount	$ 37,500							$ 75,000
Common Class A | SIS And Forward Purchasers | Starboard Value Acquisition Company | Affiliated Entity
Schedule Of Reverse Recapitalization [Line Items]
Number of shares authorized to purchase (in shares)	37,500,000
Share price	$ 10.00
Common Class A | SIS And Forward Purchasers | Starboard Value Acquisition Company | Affiliated Entity | Subsequent Event
Schedule Of Reverse Recapitalization [Line Items]
Optional shares, Conversion price			$ 10.00
Optional share purchase agreement, Maximum exercise amount			$ 75,000
Common Class B | Starboard Value Acquisition Company
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	10,105,863
2017 Second Lien Term Facility
Schedule Of Reverse Recapitalization [Line Items]
Repayments of debt	$ 310,000
2021 Revolving Facility
Schedule Of Reverse Recapitalization [Line Items]
Repayments of debt	$ 123,000